Investment Objectives and Goals - Nomura Value Fund - Class A, C, R, Institutional and R6 - Nomura Value Fund	Nov. 30, 2025
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Value Fund seeks long-term capital appreciation.